Transmission Rights (Tables)	12 Months Ended
Dec. 31, 2023
Transmission Rights
Schedule of transmission rights and programming

	2023		2022
Transmission rights	Ps.	2,366,784	Ps.	1,911,126
Non-current portion of:
Transmission rights		641,154		1,022,782
Current portion of transmission rights	Ps.	1,725,630	Ps.	888,344